Significant Accounting Policies (Policies) - 401(k) PLAN	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Basis of Presentation
(a)	Basis of Presentation
The financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (U.S. GAAP).
Use of Estimates
(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the statements of net assets available for benefits and the additions and deductions in the statements of changes in net assets available for benefits, as well as the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
(c)	Investment Valuation and Income Recognition

Investment securities are carried at fair value. Refer to Note 3 for a discussion of fair value measurements. Purchases and sales of investments are recorded on a settlement-date basis, which does not materially differ from trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation in fair value of investments includes both realized and unrealized gains and losses.

Notes Receivable from Participants
(d)	Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded.

Payment of Participant Benefits
(e)	Payment of Participant Benefits
Participant benefits are recorded when paid.
Administrative Expenses
(f)	Administrative Expenses

A portion of the administrative expenses of the Plan are paid by participants, and a portion is paid by the Company. A participant’s share of the administrative expense is charged on a per capita basis and allocated quarterly.

Risks and Uncertainties
(g)	Risks and Uncertainties

The Plan provides for various investment options in common/collective trusts, pooled separate accounts, money market funds, mutual funds, common stocks, corporate debt, and government securities. Investment securities are exposed to various risks such as interest rate, market, and credit. Due to the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in the various risk factors, in the near term, could materially affect participants’ account balances and the amounts reported in the financial statements.

Concentrations
(h)	Concentrations
Investment in the common stock of RBC comprises 7.0% of the Plan’s investments as of December 31, 2025, and 6.3% as of 2024.